Consolidated Statements of Net Earnings - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net sales	$ 1,509,352	$ 1,385,280	$ 1,467,644
Costs and expenses:
Cost of products sold	1,373,456	1,237,348	1,235,459
Selling, general, and administrative expense	81,072	76,343	79,950
Other operating (income) expense, net	(1,662)	1,174	(29,014)
Plant restructuring	3,550	70	182
Total costs and expenses	1,456,416	1,314,935	1,286,577
Operating income	52,936	70,345	181,067
Other income and expenses:
Interest expense, net of interest income of $528, $63 and $42, respectively	14,325	5,641	6,125
Loss from equity investment	0	7,775	11,453
Other non-operating (income) expense	(6,759)	(9,302)	3,473
Earnings before income taxes	45,370	66,231	160,016
Income taxes	12,232	15,224	33,916
Net earnings	$ 33,138	$ 51,007	$ 126,100
Earnings per share:
Basic (in dollars per share)	$ 4.23	$ 5.83	$ 13.82
Diluted (in dollars per share)	$ 4.20	$ 5.79	$ 13.72
Weighted average common shares outstanding:
Basic (in shares)	7,796	8,707	9,088
Diluted (in shares)	7,870	8,778	9,158